CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Accumulated Comprehensive Income (Loss) [Member]	Retained Earnings (Deficit) [Member]	Total
Beginning Balance at Dec. 31, 2016	$ 449,594	$ 6,689	$ 44	$ (323,068)	$ 133,259
Beginning Balance (shares) at Dec. 31, 2016	127,080,264
Statements Line Items
Exercise of options	$ 207	(65)			142
Exercise of options (shares)	60,000
Issued for performance share units	$ 439	(439)
Issued for performance share units (shares)	193,825
Issued on acquistion of mineral properties, net	$ 500				500
Issued on acquistion of mineral properties, net (shares)	154,321
Share based compensation		2,849			2,849
Unrealized gain (loss) on other investments			155		155
Realized (gain) loss on other investments			(72)		(72)
Expiry and forfeiture of options		(287)		287
Earnings (loss) for the year				9,684	9,684
Ending Balance at Dec. 31, 2017	$ 450,740	8,747	127	(313,097)	$ 146,517
Ending Balance (shares) at Dec. 31, 2017	127,488,410				127,488,410
Statements Line Items
Public equity offerings, net of issuance costs	$ 7,982				$ 7,982
Public equity offerings, net of issuance costs (shares)	3,165,642
Exercise of options	$ 387	(131)			256
Exercise of options (shares)	127,000
Share based compensation		2,426			2,426
Unrealized gain (loss) on other investments tranferred to retained earnings			$ (127)	127
Expiry and forfeiture of options		(1,404)		1,404
Realloction of performance share unit liability		38			38
Earnings (loss) for the year				(12,439)	(12,439)
Ending Balance at Dec. 31, 2018	$ 459,109	$ 9,676		$ (324,005)	$ 144,780
Ending Balance (shares) at Dec. 31, 2018	130,781,052				130,781,052